Annual Total Returns [BarChart] - Treasury Money Market Trust - None or same as Fund Name	Oct. 01, 2020
Bar Chart Table:
2010*	none
2011*	none
2012*	none
2013*	none
Annual Return 2014	none
Annual Return 2015	none
Annual Return 2016	none
2017	0.48%
2018	1.51%
2019	1.85%